SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Dec. 31, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Total long-term debt		$ 209,471
Less: current portion		(65,518)
Long-term debt, net of current portion		143,953
Truck Loan Amur Capital [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	76,057
Truck Loan Mitsubishi [Member]
Debt Instrument [Line Items]
Total long-term debt	[2]	49,120
Tractor Loan Simmon Bank [Member]
Debt Instrument [Line Items]
Total long-term debt	[3]	47,659
Loan Amur Capital One [Member]
Debt Instrument [Line Items]
Total long-term debt	[4]	$ 36,635

[1]	On May 13, 2022, entered into long-term secured note payable for $
[2]	On June 21, 2022, entered into long-term secured note payable for $
[3]	On October 11, 2022, entered into long-term secured note payable for $
[4]	On October 18, 2022, entered into long-term secured note payable for $37,599